LEASES - Lessee - Future minimum lease payments (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Future minimum lease payments
2025	$ 258,820
2026	80,743
2027	63,193
2028	10,468
2029	10,966
Thereafter	38,382
Total lease payments	462,572
Less: imputed interest	(27,177)
Total	$ 435,395	$ 481,916